Related Party Balance And Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Major Transactions with Related Parties
(a)
Major transactions with related parties

		For the Years Ended December 31,
		2023	2024	2025
		US$	US$	US$
Issuance of loans to Beijing Puyan	(i)	—	1,404	—
Proceeds from repayment of loans to Beijing Puyan	(i)	2,886,378	54,762	—
Interest income from Beijing Puyan	(i)	6,709	1,571	31,450
Payment of interest free advance to Mr. Ding Rui	(ii)	270,823	—	—
Proceeds from collection of the advance to Mr. Ding Rui	(ii)	244,092	270,001	—
Purchase of materials from Shenzhen Zhichong	(iii)	70,698	428,046	147,611
Sell products to Shenzhen Zhichong	(iii)	—	—	10,407
Sell products to Zhichong New Energy	(iv)	406,373	1,690,196	743,420
Issuance of loans to Zhichong New Energy	(v)	94,738	—	—
Proceeds from repayment of loans to Zhichong New Energy	(v)	—	25,071	—
Interest free advances to two executive officers	(vi)	27,483	—	—
Proceeds from collection of advances to the two executive officers	(vi)	27,483	—	—
Interest free advance to Mr. Hou Yifei	(vii)	406,237	—	—
Proceeds from collection of the advance to Mr. Hou Yifei	(vii)	—	405,938	—

Schedule of Balance of Amounts Due from Related Parties
(b)
Balance of amounts due from related parties:

		As of December 31,
		2024	2025
		US$	US$
Beijing Puyan	(i)	298,254	273,066
Shenzhen Zhichong	(iii)	—	11,951
Zhichong New Energy	(iv)	1,917,418	2,737,608
Amounts due from related parties, gross		2,215,672	3,022,625
Allowance for expected credit losses		—	(504,792)
Amounts due from related parties, net		2,215,672	2,517,833

The movements of the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2024	2025
	US$	US$
Balance at the beginning of the year	—	—
Provision for expected credit losses	—	(496,730)
Foreign currency translation	—	(8,062)
Balance at the end of the year	—	(504,792)

Schedule of Balance of Amounts Due to a Related Party	(c) Balance of amounts due to a related party

		As of December 31,
		2024	2025
		US$	US$
Shenzhen Zhichong	(iii)	125,748	164,046
Total		125,748	164,046